Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Parenthetical) (Detail) - Investment in securities - JPY (¥)
¥ in Millions
	Mar. 31, 2015 [1]	Mar. 31, 2014 [2]
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 174,964	¥ 213,832
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 174,964	¥ 213,832

[1]	The fair value of investment securities of ¥174,964 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥213,832 million was not estimated, as it was not practical.